Future Minimum Lease Payments Under Non-cancelable Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Abstract]
2013	$ 3,377
2014	1,581
2015	522
2016	127
2017	130
2018	33
Total minimum lease payments	$ 5,770